- Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Company's valuation allowance on deferred tax	$ 10,028	$ 9,258
Current net deferred tax assets	6,100	7,400
Long-term net deferred tax assets	3,700	4,300
Long-term deferred tax liability	3,900	4,900
Deferred tax, other comprehensive income	1	849	$ (1,110)
Unrecognized tax benefits for uncertain tax positions	779	1,139	1,149	$ 1,053
Interest or penalties	0	$ 0	$ 0
Excess tax benefits from stock-based compensation	989
Domestic Federal
Income Taxes (Textual) [Abstract]
Domestic federal alternative minimum tax credit carryforwards	600
Foreign Tax Authority [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	$ 35,400
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2034
Indefinite [Member] | Foreign Tax Authority [Member]
Income Taxes (Textual) [Abstract]
Operating Loss Carryforwards	$ 23,500